Property and equipment	12 Months Ended
Dec. 31, 2025
Property and equipment
Property and equipment

Note 14. Property and equipment

		Other
Cost	Office	facilities and	Work in
in €‘000	buildings	equipment	progress	Total
Balance as of January 1, 2024	84,739	47,594	432	132,765
Additions	3,865	5,622	—	9,487
Transfers in/(out)	337	68	(405)	—
Disposals	(6,407)	(3,310)	—	(9,717)
Translation adjustments	676	933	(12)	1,597
Balance as of December 31, 2024	83,210	50,907	15	134,132
Additions	25,742	3,802	659	30,203
Additions through business combinations (Note 3)	11	1,895	—	1,906
Transfers in/(out)	—	135	(135)	—
Disposals	(3,091)	(1,512)	—	(4,603)
Translation adjustments	(2,235)	(2,211)	1	(4,445)
Balance as of December 31, 2025	103,637	53,016	540	157,193

Accumulated depreciation
in €‘000
Balance as of January 1, 2024	(30,080)	(29,923)	—	(60,003)
Depreciation	(9,615)	(6,947)	—	(16,562)
Disposals	6,407	3,310	—	9,717
Translation adjustments	(453)	(591)	—	(1,044)
Balance as of December 31, 2024	(33,741)	(34,151)	—	(67,892)
Depreciation	(10,246)	(6,773)	—	(17,019)
Disposals	3,091	1,068	—	4,159
Translation adjustments	1,292	1,610	—	2,902
Balance as of December 31, 2025	(39,604)	(38,246)	—	(77,850)

Carrying amount
As of January 1, 2024	54,659	17,671	432	72,762
As of December 31, 2024	49,469	16,756	15	66,240
As of December 31, 2025	64,033	14,770	540	79,343